Loans and Borrowings - Narrative (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2024 CAD ($) tranche	Dec. 29, 2023	Oct. 20, 2023 CAD ($)	Aug. 25, 2022	Jun. 30, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 1,500	$ 3,500
Amount outstanding	45,734	57,259				$ 0
Credit Agreement
Disclosure of detailed information about borrowings [line items]
Expected covenant compliance period for borrowings			15 months
Term Loan
Disclosure of detailed information about borrowings [line items]
Increase (decrease) to maximum borrowing capacity		(1,500)
Maximum borrowing capacity		$ 36,600
Number of tranches | tranche		3
Interest expense		$ 2,500
Amount outstanding	38,200	35,500
Accrued interest	800	$ 800
Interest rate		7.20%
Quarterly principal payments		$ 500
Revolver
Disclosure of detailed information about borrowings [line items]
Increase (decrease) to maximum borrowing capacity		6,000
Maximum borrowing capacity		18,000
Interest expense	200	900
Amount outstanding	$ 7,500	$ 16,800
Revolver | Borrowings, Prime Rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		0.25%
Revolver | Borrowings, Prime Rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate margin		1.75%
Term Facility 2
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 16,000
Amount outstanding		$ 2,800
Interest rate		8.40%
Creditor Agreement | Bevo
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 5,000
Amount outstanding		$ 4,800
Interest rate		14.00%
Creditor Agreement | Parent | Bevo
Disclosure of detailed information about borrowings [line items]
Amount outstanding		$ 2,500
Bevo
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired					50.10%